Financial Instruments - Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	¥ 13,872,322	¥ 4,106,463
Liabilities	8,708,734	2,089,054
Fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	189,024	166,353
Liabilities	79,807	39,440
Fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	4,590	762
Fair value | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	3,725	2,527
Fair value | Available-for-sale financial assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets		163,064
Fair value | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	9,865
Fair value | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,608
Fair value | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	168,732
Fair value | Other | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	504
Fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	7,120	5,373
Fair value | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	1,625	3,498
Fair value | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	71,062	30,569
Fair value | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	119,907	163,030
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Available-for-sale financial assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets		163,030
Fair value | Level 1 | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 1 | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 1 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	119,907
Fair value | Level 1 | Other | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	8,315	3,323
Liabilities	8,745	8,871
Fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	4,590	762
Fair value | Level 2 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	3,725	2,527
Fair value | Level 2 | Available-for-sale financial assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets		34
Fair value | Level 2 | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 2 | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 2 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 2 | Other | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	7,120	5,373
Fair value | Level 2 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	1,625	3,498
Fair value | Level 2 | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	60,802	0
Liabilities	71,062	30,569
Fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Available-for-sale financial assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets		0
Fair value | Level 3 | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	9,865
Fair value | Level 3 | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,608
Fair value | Level 3 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	48,825
Fair value | Level 3 | Other | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	504
Fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	¥ 71,062	¥ 30,569